Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 29, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jul 2, 2012
Document Effective Date	Jul 2, 2012
Prospectus Date	Jul 1, 2012

A, C, Select Shares | JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware High Income Fund Class/Ticker: A/JTIAX; C/JTICX; Select/JTISX
What is the goal of the Fund?
The Fund seeks to provide a high level of after-tax income from a portfolio of fixed income investments.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 26 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, C, Select Shares JPMorgan Tax Aware High Income Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, C, Select Shares JPMorgan Tax Aware High Income Fund		Class A	Class C	Select Class
Management Fees		0.35%	0.35%	0.35%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.86%	0.84%	0.90%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.61%	0.59%	0.65%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.47%	1.95%	1.26%
Fee Waivers and Expense Reimbursements	[1]	(0.81%)	(0.79%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.66%	1.16%	0.56%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.65%, 1.15% and 0.55% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, C, Select Shares JPMorgan Tax Aware High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	440	746	1,073	2,000
CLASS C SHARES ($)	218	536	979	2,211
SELECT CLASS SHARES ($)	57	330	624	1,461

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, C, Select Shares JPMorgan Tax Aware High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	440	746	1,073	2,000
CLASS C SHARES ($)	118	536	979	2,211
SELECT CLASS SHARES ($)	57	330	624	1,461

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
What are the Fund’s main investment strategies?
In implementing its strategy, the Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds). The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities in the adviser’s discretion. The Fund will invest in fixed income investments, including municipal securities, of any maturity. Distribution of net income from taxable investments would be taxable income.

The Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. As part of this strategy, the Fund seeks to maximize after-tax returns. Among the techniques and strategies used by the Fund in seeking the tax-efficient management are the following: investing in municipal securities, the interest from which is exempt from federal income tax; investing in taxable securities where after-tax return is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing.

Loan assignments and participations (Loans) will typically consist of senior secured floating rate loans, but may also include unsecured loans, second lien loans or more junior and bridge loans as well as commitments to purchase loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund may only be able to enforce its rights through an administrative agent. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments.

The Fund may invest in municipal inverse floaters, which pay interest at rates that bear an inverse relationship to changes in short-term market interest rates. A municipal inverse floater is typically created when the Fund arranges for the deposit of a municipal bond it owns with a special purpose vehicle (SPV) and receives the municipal inverse floater (which is comprised of a residual interest in the cash flows and assets of the SPV) and proceeds from the issuance by the SPV of floating rate certificates to third parties. The holder of a municipal inverse floater generally bears substantially all of the downside investment risk associated with the underlying bond, and typically also is the potential beneficiary of any appreciation of the underlying bond’s value.

Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the Fund’s adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Corporation and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

From time to time, a significant portion of the Fund’s total assets may be invested in municipal housing authority obligations.

All of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for both individuals and corporations.

Investment Process
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.
The Fund’s Main Investment Risks
The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

High Yield Securities Risk. The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Loan Risk. The Fund may invest in Loans including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk” and “High Yield Securities Risk.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations. Inverse floaters may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Inverse floaters can create leverage thereby causing the Fund to be more volatile than it would be if it had not used inverse floaters.

Tax Aware Investing Risk. The Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pre-tax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays Capital Municipal Bond Index, the Barclays Capital High Yield Municipal Bond Index, and the Lipper General Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	8.35%
Worst Quarter	3rd quarter, 2008	–3.27%
The Fund’s year-to-date return as of 3/31/12 was 1.76%.
AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2011)
Average Annual Total Returns - A, C, Select Shares JPMorgan Tax Aware High Income Fund	Past 1 Year	Life of Fund	Inception Date
Select Class	9.86%	5.89%	Sep 17, 2007
Select Class Return After Taxes on Distributions	9.47%	5.48%	Sep 17, 2007
Select Class Return After Taxes on Distributions and Sale of Fund Shares	7.42%	5.24%	Sep 17, 2007
Class A	5.65%	4.86%	Sep 17, 2007
Class C	8.15%	5.25%	Sep 17, 2007
BARCLAYS CAPITAL MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	9.25%	2.43%	Sep 17, 2007
BARCLAYS CAPITAL HIGH YIELD MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	10.70%	5.69%	Sep 17, 2007
LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)	10.96%	4.69%	Sep 17, 2007

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
A, C, Select Shares | JPMorgan Tax Aware High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Tax Aware High Income Fund Class/Ticker: A/JTIAX; C/JTICX; Select/JTISX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of after-tax income from a portfolio of fixed income investments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 26 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In implementing its strategy, the Fund invests in a portfolio of municipal bonds (including housing authority mortgage securities, fixed and floating rate municipal securities representing an interest in or secured by residential mortgage loans, and high yield, high risk municipal securities (also known as junk bonds), municipal inverse floaters, high yield, high risk taxable securities, and non-investment grade loan assignments and participations (such securities are also known as junk bonds). The Fund may invest a significant portion or all of its assets in municipal mortgage-backed securities in the adviser’s discretion. The Fund will invest in fixed income investments, including municipal securities, of any maturity. Distribution of net income from taxable investments would be taxable income.

The Fund seeks to pursue a tax aware investing strategy by attempting to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. As part of this strategy, the Fund seeks to maximize after-tax returns. Among the techniques and strategies used by the Fund in seeking the tax-efficient management are the following: investing in municipal securities, the interest from which is exempt from federal income tax; investing in taxable securities where after-tax return is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing.

Loan assignments and participations (Loans) will typically consist of senior secured floating rate loans, but may also include unsecured loans, second lien loans or more junior and bridge loans as well as commitments to purchase loans. Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Fund acquires a loan assignment, the Fund typically will have a direct contractual relationship with the obligor; provided, however, the Fund may only be able to enforce its rights through an administrative agent. When the Fund acquires a loan participation, the Fund typically enters into a contractual relationship with the third party selling such participations, but not the borrower. As a result, the Fund assumes the credit risk of the seller of the loan participation and any other parties interpositioned between the Fund and the borrower. Under a loan participation, the Fund may have no direct rights to enforce the terms of the loan against the borrower. The Fund may not benefit directly from the collateral supporting the loan in which it has purchased the loan participations or assignments.

The Fund may invest in municipal inverse floaters, which pay interest at rates that bear an inverse relationship to changes in short-term market interest rates. A municipal inverse floater is typically created when the Fund arranges for the deposit of a municipal bond it owns with a special purpose vehicle (SPV) and receives the municipal inverse floater (which is comprised of a residual interest in the cash flows and assets of the SPV) and proceeds from the issuance by the SPV of floating rate certificates to third parties. The holder of a municipal inverse floater generally bears substantially all of the downside investment risk associated with the underlying bond, and typically also is the potential beneficiary of any appreciation of the underlying bond’s value.

Up to 35% of the Fund’s total assets may be invested in securities rated below investment grade (junk bonds). Junk bonds also include unrated securities that the Fund’s adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor’s Corporation and Ba or lower by Moody’s Investors Service, Inc.). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

From time to time, a significant portion of the Fund’s total assets may be invested in municipal housing authority obligations.

All of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for both individuals and corporations.

Investment Process
The adviser buys and sells securities and investments for the Fund based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

		The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Alternative Minimum Tax Risk. The Fund may invest in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.

High Yield Securities Risk. The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuer of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Loan Risk. The Fund may invest in Loans including Loans that are rated below investment grade. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk” and “High Yield Securities Risk.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably. Although the Fund limits its investments in illiquid securities to no more than 15% of the Fund’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations. Inverse floaters may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Inverse floaters can create leverage thereby causing the Fund to be more volatile than it would be if it had not used inverse floaters.

Tax Aware Investing Risk. The Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pre-tax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.

Zero-Coupon Bond Risk. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays Capital Municipal Bond Index, the Barclays Capital High Yield Municipal Bond Index, and the Lipper General Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Fund’s Select Class Shares over the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclays Capital Municipal Bond Index, the Barclays Capital High Yield Municipal Bond Index, and the Lipper General Municipal Debt Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3rd quarter, 2009	8.35%
Worst Quarter	3rd quarter, 2008	–3.27%
		The Fund’s year-to-date return as of 3/31/12 was 1.76%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (WITH MAXIMUM SALES CHARGES) (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	440
3 Years	rr_ExpenseExampleYear03	746
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	440
3 Years	rr_ExpenseExampleNoRedemptionYear03	746
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,000
Past 1 Year	rr_AverageAnnualReturnYear01	5.65%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	979
10 Years	rr_ExpenseExampleYear10	2,211
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	979
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,211
Past 1 Year	rr_AverageAnnualReturnYear01	8.15%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.56%	[2]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	624
10 Years	rr_ExpenseExampleYear10	1,461
1 Year	rr_ExpenseExampleNoRedemptionYear01	57
3 Years	rr_ExpenseExampleNoRedemptionYear03	330
5 Years	rr_ExpenseExampleNoRedemptionYear05	624
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,461
2008	rr_AnnualReturn2008	(7.13%)
2009	rr_AnnualReturn2009	19.22%
2010	rr_AnnualReturn2010	3.92%
2011	rr_AnnualReturn2011	9.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
Past 1 Year	rr_AverageAnnualReturnYear01	9.86%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.47%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | After Taxes on Distributions and Sales | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.42%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | BARCLAYS CAPITAL MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | BARCLAYS CAPITAL HIGH YIELD MUNICIPAL BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.70%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007
A, C, Select Shares | JPMorgan Tax Aware High Income Fund | LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.96%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2007

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.65%, 1.15% and 0.55% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the Prospectus dated July 1, 2012

The Board of Trustees of JPMorgan Trust I (the “Trust”) has approved changes to the strategies of the JPMorgan Tax Aware Income Opportunities Fund (the “Fund”). On or around September 30, 2012 (the “Effective Date”), these changes will become effective and new prospectuses dated on the Effective Date (the “New Prospectus”) will replace the existing prospectus for the Fund (the “Existing Prospectus”).

Changes to Investment Strategies.

On the Effective Date, the first paragraph under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following paragraph:

The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation. “Tax Aware Income” in the Fund’s name refers to the Fund’s strategy of investing in municipal securities, the interest from which is expected to be exempt from federal income tax. “Opportunities” in the Fund’s name refers to the Fund’s strategy of achieving returns from opportunistic trading in addition to the use of derivative strategies to manage the impact of movement in interest rates and credit spreads and to adjust exposure to individual securities. As part of its principal investment strategy, the Fund may actively engage in short-term trading to take advantage of opportunities in the municipal market.

On the Effective Date, the third and fourth paragraph under “What are the Fund’s main investment strategies” will be deleted in their entirety and replaced by the following paragraphs:

As part of its absolute return oriented strategy, the Fund will use a combination of investment techniques including security selection and trading and derivatives strategies.

As part of its derivatives strategies, the Fund may use “relative value” strategies. “Relative value” strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps individually or as part of its relative value strategies to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility. The Fund’s derivative strategies will result in taxable income, including short-term gains.

On the Effective Date, the discussion of “Investment Process” under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following:

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund’s investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to increase gain and/or hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

As a result of the Fund’s investments in municipal securities, it will generate interest that is exempt from federal income tax. The opportunistic aspects of the Fund’s trading strategy, including the use of derivatives, will result in taxable income, including short-term gains.

Changes to the Fund’s Main Risks.

On the Effective Date, the “Tax Aware Investing Risk” under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Tax Aware Investing Risk. The Fund’s tax aware strategy may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund’s opportunistic and derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund’s other investment strategies may result in distributions of taxable income.

On the Effective Date, Strategy Risk under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Strategy Risk. The Fund may use security selection, opportunistic trading strategies and derivatives strategies to enhance returns. In addition to the risks described under “Derivatives Risk” and “Higher Portfolio Turnover Risk”, there is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. These strategies may also result in taxable income including short-term gains. Similarly, the Fund’s relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets may not be successful. Such strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund
JPMorgan Tax Aware Income Opportunities Fund Class/Ticker: A/JTAAX; C/JTACX; Select/JTASX
What is the goal of the Fund?
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 26 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	3.75%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund		Class A	Class C	Select Class
Management Fees		0.40%	0.40%	0.40%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.72%	0.73%	0.88%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.47%	0.48%	0.63%
Total Annual Fund Operating Expenses		1.37%	1.88%	1.28%
Fee Waivers and Expense Reimbursements	[1]	(0.62%)	(0.48%)	(0.63%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.75%	1.40%	0.65%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.40% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	734	1,040	1,908
CLASS C SHARES ($)	243	544	972	2,162
SELECT CLASS SHARES ($)	66	344	642	1,490

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - A, C, Select Shares JPMorgan Tax Aware Income Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	734	1,040	1,908
CLASS C SHARES ($)	143	544	972	2,162
SELECT CLASS SHARES ($)	66	344	642	1,490

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 293% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return over long-term market cycles by primarily investing in a portfolio of municipal securities, the income of which is exempt from federal income tax, and derivatives. The Fund utilizes derivative strategies to manage the impact of movements in interest rates and credit spreads and to adjust exposure to individual securities. “Tax Aware Income” in the Fund’s name refers to the Fund’s strategy of investing in municipal securities and balancing investment considerations with tax considerations.

Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities. “Assets” means net assets plus the amount of borrowings for investment purposes. Municipal securities are debt securities of any maturity issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

In addition to investing in municipal securities as part of its tax aware strategies, the Fund uses other tax efficient strategies including investing in taxable securities where after-tax return is favorable; attempting to minimize realized short-term capital gain; and employing a long-term approach to investing. Although the Fund is managed using a tax aware strategy, up to 100% of the Fund’s assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. In addition, the Fund’s use of derivatives alone or in combination with municipal securities may generate short-term capital gain.

As part of its derivatives strategies, the Fund may use “relative value” strategies. “Relative value” strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps individually or as part of its relative value strategy to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility.

The adviser uses security selection and/or derivatives to adjust Fund allocations among strategies or types of investments. For any and all strategies or types of investments, the Fund may use derivatives to obtain exposure. The Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy or investment or only a few strategies or investments, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or investment may become more pronounced when the Fund utilizes a single strategy or investment or only a few strategies or investments.

The Fund may invest up to 50% of its total assets in securities that are rated below investment grade (junk bonds) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another nationally recognized statistical rating organization (NRSRO), or securities that are unrated but are deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Securities rated below investment grade may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). Although the Fund may invest up to 50% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 50% of the Fund’s net assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent, meaning that such securities will carry a minimum rating of Baa, BBB–, or BBB– by Moody’s, S&P and Fitch, respectively. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

The Fund may also invest up to 20% of its Assets in a wide variety of taxable debt securities of issuers from the U.S. and other markets, both developed and emerging. Investments may be issued or guaranteed by entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide total return. The Fund may invest in inverse floating rate instruments (inverse floaters), corporate bonds, treasury and agency securities, asset-backed, mortgage-related and mortgage-backed securities. Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency). The Fund expects to invest no more than 10% of its assets in sub-prime mortgage-related securities at the time of purchase. The Fund also invests in inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). The Fund may also invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund generally will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.

The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines both security selection and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund’s investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the securities and thus the value of the Fund’s investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and credit default swaps, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in municipal securities in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

High Yield Securities and Loan Risks. The Fund may invest in securities and instruments that are issued by municipalities and companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, illiquidity risks, and lack of publicly available information.

Tax Aware Investing Risk. The Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund’s derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund’s other investment strategies may result in distributions of taxable income. Tax aware strategies may require trade-offs that reduce pre-tax income. Managing the Fund using a tax aware strategy may potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.

Foreign Securities and Emerging Markets Risks. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, illiquidity risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Inflation-Linked Security Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., the Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations including leverage risk and the risks described under Derivatives Risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
The Fund commenced operations on March 1, 2011 and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement Text Block	jpmt8_SupplementTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the Prospectus dated July 1, 2012

The Board of Trustees of JPMorgan Trust I (the “Trust”) has approved changes to the strategies of the JPMorgan Tax Aware Income Opportunities Fund (the “Fund”). On or around September 30, 2012 (the “Effective Date”), these changes will become effective and new prospectuses dated on the Effective Date (the “New Prospectus”) will replace the existing prospectus for the Fund (the “Existing Prospectus”).

Changes to Investment Strategies.

On the Effective Date, the first paragraph under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following paragraph:

The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation. “Tax Aware Income” in the Fund’s name refers to the Fund’s strategy of investing in municipal securities, the interest from which is expected to be exempt from federal income tax. “Opportunities” in the Fund’s name refers to the Fund’s strategy of achieving returns from opportunistic trading in addition to the use of derivative strategies to manage the impact of movement in interest rates and credit spreads and to adjust exposure to individual securities. As part of its principal investment strategy, the Fund may actively engage in short-term trading to take advantage of opportunities in the municipal market.

On the Effective Date, the third and fourth paragraph under “What are the Fund’s main investment strategies” will be deleted in their entirety and replaced by the following paragraphs:

As part of its absolute return oriented strategy, the Fund will use a combination of investment techniques including security selection and trading and derivatives strategies.

As part of its derivatives strategies, the Fund may use “relative value” strategies. “Relative value” strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps individually or as part of its relative value strategies to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility. The Fund’s derivative strategies will result in taxable income, including short-term gains.

On the Effective Date, the discussion of “Investment Process” under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following:

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund’s investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to increase gain and/or hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

As a result of the Fund’s investments in municipal securities, it will generate interest that is exempt from federal income tax. The opportunistic aspects of the Fund’s trading strategy, including the use of derivatives, will result in taxable income, including short-term gains.

Changes to the Fund’s Main Risks.

On the Effective Date, the “Tax Aware Investing Risk” under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Tax Aware Investing Risk. The Fund’s tax aware strategy may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund’s opportunistic and derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund’s other investment strategies may result in distributions of taxable income.

On the Effective Date, Strategy Risk under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Strategy Risk. The Fund may use security selection, opportunistic trading strategies and derivatives strategies to enhance returns. In addition to the risks described under “Derivatives Risk” and “Higher Portfolio Turnover Risk”, there is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. These strategies may also result in taxable income including short-term gains. Similarly, the Fund’s relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets may not be successful. Such strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Tax Aware Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jpmt8_SupplementTextBlock

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Income Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the Prospectus dated July 1, 2012

The Board of Trustees of JPMorgan Trust I (the “Trust”) has approved changes to the strategies of the JPMorgan Tax Aware Income Opportunities Fund (the “Fund”). On or around September 30, 2012 (the “Effective Date”), these changes will become effective and new prospectuses dated on the Effective Date (the “New Prospectus”) will replace the existing prospectus for the Fund (the “Existing Prospectus”).

Changes to Investment Strategies.

On the Effective Date, the first paragraph under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following paragraph:

The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return in diverse market environments over time. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation. “Tax Aware Income” in the Fund’s name refers to the Fund’s strategy of investing in municipal securities, the interest from which is expected to be exempt from federal income tax. “Opportunities” in the Fund’s name refers to the Fund’s strategy of achieving returns from opportunistic trading in addition to the use of derivative strategies to manage the impact of movement in interest rates and credit spreads and to adjust exposure to individual securities. As part of its principal investment strategy, the Fund may actively engage in short-term trading to take advantage of opportunities in the municipal market.

On the Effective Date, the third and fourth paragraph under “What are the Fund’s main investment strategies” will be deleted in their entirety and replaced by the following paragraphs:

As part of its absolute return oriented strategy, the Fund will use a combination of investment techniques including security selection and trading and derivatives strategies.

As part of its derivatives strategies, the Fund may use “relative value” strategies. “Relative value” strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps individually or as part of its relative value strategies to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility. The Fund’s derivative strategies will result in taxable income, including short-term gains.

On the Effective Date, the discussion of “Investment Process” under “What are the Fund’s main investment strategies” will be deleted in its entirety and replaced by the following:

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines security selection, trading strategies and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund’s investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to increase gain and/or hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

As a result of the Fund’s investments in municipal securities, it will generate interest that is exempt from federal income tax. The opportunistic aspects of the Fund’s trading strategy, including the use of derivatives, will result in taxable income, including short-term gains.

Changes to the Fund’s Main Risks.

On the Effective Date, the “Tax Aware Investing Risk” under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Tax Aware Investing Risk. The Fund’s tax aware strategy may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund’s opportunistic and derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund’s other investment strategies may result in distributions of taxable income.

On the Effective Date, Strategy Risk under “The Fund’s Main Investment Risks” will be deleted in its entirety and replaced by the following:

Strategy Risk. The Fund may use security selection, opportunistic trading strategies and derivatives strategies to enhance returns. In addition to the risks described under “Derivatives Risk” and “Higher Portfolio Turnover Risk”, there is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. These strategies may also result in taxable income including short-term gains. Similarly, the Fund’s relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets may not be successful. Such strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Tax Aware Income Opportunities Fund Class/Ticker: A/JTAAX; C/JTACX; Select/JTASX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 26 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 293% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	293.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has an absolute return orientation and is not managed relative to an index. The Fund attempts to achieve a positive total return over long-term market cycles by primarily investing in a portfolio of municipal securities, the income of which is exempt from federal income tax, and derivatives. The Fund utilizes derivative strategies to manage the impact of movements in interest rates and credit spreads and to adjust exposure to individual securities. “Tax Aware Income” in the Fund’s name refers to the Fund’s strategy of investing in municipal securities and balancing investment considerations with tax considerations.

Under normal circumstances, the Fund will invest at least 80% of its Assets in municipal securities. “Assets” means net assets plus the amount of borrowings for investment purposes. Municipal securities are debt securities of any maturity issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

In addition to investing in municipal securities as part of its tax aware strategies, the Fund uses other tax efficient strategies including investing in taxable securities where after-tax return is favorable; attempting to minimize realized short-term capital gain; and employing a long-term approach to investing. Although the Fund is managed using a tax aware strategy, up to 100% of the Fund’s assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. In addition, the Fund’s use of derivatives alone or in combination with municipal securities may generate short-term capital gain.

As part of its derivatives strategies, the Fund may use “relative value” strategies. “Relative value” strategies seek to exploit pricing discrepancies between individual securities or market sectors. The Fund’s relative value strategies use combinations of securities and investments and include: (1) municipal security trades such as purchasing a credit default swap related to a municipal security or an index of municipal securities and selling a credit default swap on a similar municipal security or index of municipal securities, (2) long/short strategies such as selling a bond with one maturity and buying a bond with a different maturity to take advantage of the yield/return between the maturity dates, and (3) other combinations of fixed income securities and derivatives. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps and credit default swaps individually or as part of its relative value strategy to manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use these instruments to increase gain to the Fund or to hedge interest rate risk and volatility.

The adviser uses security selection and/or derivatives to adjust Fund allocations among strategies or types of investments. For any and all strategies or types of investments, the Fund may use derivatives to obtain exposure. The Fund uses a flexible asset allocation approach that permits the adviser to invest in a single strategy or investment or only a few strategies or investments, consistent with the limitations identified above. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or investment may become more pronounced when the Fund utilizes a single strategy or investment or only a few strategies or investments.

The Fund may invest up to 50% of its total assets in securities that are rated below investment grade (junk bonds) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another nationally recognized statistical rating organization (NRSRO), or securities that are unrated but are deemed by the adviser to be of comparable quality. A “junk bond” is a debt security that is rated below investment grade. Junk bonds also include unrated securities that the adviser believes to be of comparable quality to debt securities that are rated below investment grade. Junk bonds are also called “high yield bonds” and “non-investment grade bonds.” These securities generally are rated in the fifth or lower rating categories (for example, BB or lower by S&P and Ba or lower by Moody’s). These securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. Securities rated below investment grade may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). Although the Fund may invest up to 50% of its total assets in junk bonds if deemed advantageous by the adviser given current market conditions at the time of investment, the Fund will generally invest at least 50% of the Fund’s net assets in securities that, at the time of purchase, are rated investment grade or better or the unrated equivalent, meaning that such securities will carry a minimum rating of Baa, BBB–, or BBB– by Moody’s, S&P and Fitch, respectively. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.

The Fund may also invest up to 20% of its Assets in a wide variety of taxable debt securities of issuers from the U.S. and other markets, both developed and emerging. Investments may be issued or guaranteed by entities including governments and their agencies, corporations, financial institutions and supranational organizations that the Fund believes have the potential to provide total return. The Fund may invest in inverse floating rate instruments (inverse floaters), corporate bonds, treasury and agency securities, asset-backed, mortgage-related and mortgage-backed securities. Mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency). The Fund expects to invest no more than 10% of its assets in sub-prime mortgage-related securities at the time of purchase. The Fund also invests in inflation-linked securities such as Treasury Inflation Protected Securities (TIPS).

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). The Fund may also invest in common shares or preferred shares of unaffiliated closed-end funds. The Fund generally will limit its investments in a single closed-end fund to 5% of its total assets and in all registered investment companies including closed-end funds (other than money market funds) to 10% of its total assets.

The Fund may invest in exchange traded funds (ETFs) in order to gain exposure to particular foreign markets or asset classes. The ETFs in which the Fund may invest are registered investment companies that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. Ordinarily, the Fund must limit its investments in any single ETF to 5% of its total assets and in all ETFs and other investment companies to 10% of its total assets. However, the Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs, although ordinarily the Fund will limit its investments to no more than 10% of its total assets in a single ETF.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

Investment Process. In buying and selling investments for the Fund, the adviser uses an opportunistic strategy that combines both security selection and derivatives to allocate its investments with an absolute return orientation (the return that an asset achieves over a certain period of time). The portfolio management team works on a collaborative basis to allocate the Fund’s investments among investment grade and non-investment grade municipal securities and to identify relative value and other trading strategies that are designed to hedge against volatility and interest rate risk. The Fund uses a flexible asset allocation approach. Due to the Fund’s flexible allocation approach, the Fund’s risk exposure may vary and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.

		As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Interest Rate Risk. The Fund mainly invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the securities and thus the value of the Fund’s investments.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.

Derivatives Risk. Derivatives, including futures contracts, options, swaps and credit default swaps, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Strategy Risk. The Fund may use relative value and other strategies that combine derivatives and/or securities to manage duration, sector and yield curve exposure and credit and spread volatility and to gain exposure to municipal securities or markets. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss. Relative value strategies involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks described under “Derivatives Risk.”

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities, including certain municipal housing authority obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividend and yield. In periods of rising interest rates, the Fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Fund may exhibit additional volatility.

Debt Securities and Other Callable Securities Risk. As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments. The Fund may invest in municipal securities in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities.

High Yield Securities and Loan Risks. The Fund may invest in securities and instruments that are issued by municipalities and companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity. Loans are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, illiquidity risks, and lack of publicly available information.

Tax Aware Investing Risk. The Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax. In addition, the Fund’s derivative strategies may generate short-term capital gains which alone or in conjunction with the Fund’s other investment strategies may result in distributions of taxable income. Tax aware strategies may require trade-offs that reduce pre-tax income. Managing the Fund using a tax aware strategy may potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax.

Foreign Securities and Emerging Markets Risks. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, illiquidity risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

Inflation-Linked Security Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., the Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Inverse Floater Risk. The market value of an inverse floater can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Inverse floaters involve complex transactions and involve risks in addition to risks associated with more conventional municipal obligations including leverage risk and the risks described under Derivatives Risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on March 1, 2011 and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on March 1, 2011 and therefore, has no reportable performance history.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	449
3 Years	rr_ExpenseExampleYear03	734
5 Years	rr_ExpenseExampleYear05	1,040
10 Years	rr_ExpenseExampleYear10	1,908
1 Year	rr_ExpenseExampleNoRedemptionYear01	449
3 Years	rr_ExpenseExampleNoRedemptionYear03	734
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,908
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	243
3 Years	rr_ExpenseExampleYear03	544
5 Years	rr_ExpenseExampleYear05	972
10 Years	rr_ExpenseExampleYear10	2,162
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	544
5 Years	rr_ExpenseExampleNoRedemptionYear05	972
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,162
A, C, Select Shares | JPMorgan Tax Aware Income Opportunities Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.65%	[2]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	642
10 Years	rr_ExpenseExampleYear10	1,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	344
5 Years	rr_ExpenseExampleNoRedemptionYear05	642
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,490

[1]	(under $1 million)
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.75%, 1.40% and 0.65%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/13, at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012